Valuation and Qualifying Accounts and Reserves (Schedule II) (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Valuation and Qualifying Accounts Disclosure [Line Items]
Restructuring Expense	$ 42,310	$ 17,514
Environmental Reserves, Noncurrent
Valuation and Qualifying Accounts Disclosure [Line Items]
Restructuring Expense	$ 1,700